Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		₨ 9,239	₨ 9,848
Right-of-use assets	$ 1,920	160,037	200,760	₨ 229,710
OCI gratuity		1,238	1,694
Deferred tax assets	131	10,932	11,086
Deferred tax liabilities	$ (56)	(4,669)	(7,150)
Deferred tax liability (asset)		6,263	3,936	(1,517)
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		208	385
Deferred tax liability (asset)		208	385	235
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		2,712	3,142
Deferred tax liabilities		(4,669)	(7,150)
Deferred tax liability (asset)		(1,957)	(4,009)	(8,004)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		4,046	4,497
Deferred tax liability (asset)		4,497	4,046	2,281
Employee benefits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		1,888	2,118
Deferred tax liability (asset)		1,888	2,118	3,009
Unutilised business losses [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		25	294
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred Tax Assets Before Amounts Recognised In Other Comprehensive Income		93	142
Right-of-use assets		(161)	(279)
Deferred tax liability (asset)		₨ 93	₨ 142	₨ 25